Loan Quality and the Allowance for Loan Losses - Allowance for Loan Losses and Loans Receivable (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance	$ 12,387				$ 10,896				$ 12,387	$ 10,896	$ 10,117
Balance - beginning				10,896				10,117	10,896	10,117	11,767
Total charge offs									(2,493)	(3,728)	(7,480)
Provision for loan losses	(774)	(880)	(559)	(1,168)	(1,325)	(1,407)	(1,393)	(339)	(3,381)	(4,464)	(5,750)
Total recoveries									603	43	80
Loans and Leases Receivable, Gross	1,742,868				1,361,718				1,742,868	1,361,718
Balance - ending	12,387				10,896				12,387	10,896	10,117
Unamortized yield adjustments including net premiums on purchased loans and net deferred loan costs and fees	(1,397)				(847)				(1,397)	(847)
Loans receivable	1,741,471				1,360,871				1,741,471	1,360,871
Allocated [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance	12,387				10,896				12,387	10,896	10,117
Balance - beginning				10,896				10,117	10,896	10,117	11,534
Provision for loan losses									3,381	4,464	5,983
Balance - ending	12,387				10,896				12,387	10,896	10,117
Unallocated [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance
Balance - beginning											233
Provision for loan losses											(233)
Balance - ending
Residential Mortgage [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance	2,729				3,660				2,729	3,660	4,572
Balance - beginning				3,660				4,572	3,660	4,572	6,644
Total charge offs									(1,202)	(2,272)	(6,398)
Total recoveries									67	15	6
Loans and Leases Receivable, Gross	580,612				500,647				580,612	500,647
Balance - ending	2,729				3,660				2,729	3,660	4,572
Residential Mortgage [Member] | Allocated [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance	2,729				3,660				2,729	3,660	4,572
Balance - beginning				3,660				4,572	3,660	4,572	6,644
Provision for loan losses									204	1,345	4,320
Balance - ending	2,729				3,660				2,729	3,660	4,572
Residential Mortgage [Member] | Unallocated [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance
Balance - beginning
Provision for loan losses
Balance - ending
Commercial Mortgage [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance	7,737				5,359				7,737	5,359	3,443
Balance - beginning				5,359				3,443	5,359	3,443	3,336
Total charge offs									(44)	(1,042)	(483)
Total recoveries									525		37
Loans and Leases Receivable, Gross	983,755				666,828				983,755	666,828
Balance - ending	7,737				5,359				7,737	5,359	3,443
Commercial Mortgage [Member] | Allocated [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance	7,737				5,359				7,737	5,359	3,443
Balance - beginning				5,359				3,443	5,359	3,443	3,336
Provision for loan losses									1,897	2,958	553
Balance - ending	7,737				5,359				7,737	5,359	3,443
Commercial Mortgage [Member] | Unallocated [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance
Balance - beginning
Provision for loan losses
Balance - ending
Construction [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance	67				81				67	81	277
Balance - beginning				81				277	81	277	289
Total charge offs										(9)	(106)
Total recoveries											33
Loans and Leases Receivable, Gross	7,281				11,851				7,281	11,851
Balance - ending	67				81				67	81	277
Construction [Member] | Allocated [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance	67				81				67	81	277
Balance - beginning				81				277	81	277	289
Provision for loan losses									(14)	(187)	61
Balance - ending	67				81				67	81	277
Construction [Member] | Unallocated [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance
Balance - beginning
Provision for loan losses
Balance - ending
Commercial Business [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance	1,284				1,218				1,284	1,218	1,310
Balance - beginning				1,218				1,310	1,218	1,310	880
Total charge offs									(1,170)	(182)	(349)
Total recoveries									9	18
Loans and Leases Receivable, Gross	67,261				70,688				67,261	70,688
Balance - ending	1,284				1,218				1,284	1,218	1,310
Commercial Business [Member] | Allocated [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance	1,284				1,218				1,284	1,218	1,310
Balance - beginning				1,218				1,310	1,218	1,310	880
Provision for loan losses									1,227	72	779
Balance - ending	1,284				1,218				1,284	1,218	1,310
Commercial Business [Member] | Unallocated [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance
Balance - beginning
Provision for loan losses
Balance - ending
Home Equity Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance	460				490				460	490	447
Balance - beginning				490				447	490	447	322
Total charge offs									(47)	(221)	(135)
Total recoveries									2	10	2
Loans and Leases Receivable, Gross	75,611				80,813				75,611	80,813
Balance - ending	460				490				460	490	447
Home Equity Loans [Member] | Allocated [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance	460				490				460	490	447
Balance - beginning				490				447	490	447	322
Provision for loan losses									15	254	258
Balance - ending	460				490				460	490	447
Home Equity Loans [Member] | Unallocated [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance
Balance - beginning
Provision for loan losses
Balance - ending
Home Equity Lines of Credit [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance	88				76				88	76	54
Balance - beginning				76				54	76	54	49
Total charge offs
Total recoveries
Loans and Leases Receivable, Gross	24,010				26,613				24,010	26,613
Balance - ending	88				76				88	76	54
Home Equity Lines of Credit [Member] | Allocated [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance	88				76				88	76	54
Balance - beginning				76				54	76	54	49
Provision for loan losses									12	22	5
Balance - ending	88				76				88	76	54
Home Equity Lines of Credit [Member] | Unallocated [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance
Balance - beginning
Provision for loan losses
Balance - ending
Other Consumer [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance	22				12				22	12	14
Balance - beginning				12				14	12	14	14
Total charge offs									(30)	(2)	(9)
Total recoveries											2
Loans and Leases Receivable, Gross	4,338				4,278				4,338	4,278
Balance - ending	22				12				22	12	14
Other Consumer [Member] | Allocated [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance	22				12				22	12	14
Balance - beginning				12				14	12	14	14
Provision for loan losses									40		7
Balance - ending	22				12				22	12	14
Other Consumer [Member] | Unallocated [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance
Balance - beginning
Provision for loan losses
Balance - ending
Originated and Purchased Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance, Loans individually evaluated for impairment	1,007				1,237				1,007	1,237
Allowance, Loans collectively evaluated for impairment	9,641				7,944				9,641	7,944
Allowance	10,648				9,181				10,648	9,181
Loans individually evaluated for impairment	19,616				24,498				19,616	24,498
Loans collectively evaluated for impairment	1,483,747				1,136,945				1,483,747	1,136,945
Loans and Leases Receivable, Gross	1,503,363				1,161,443				1,503,363	1,161,443
Balance - ending	10,648				9,181				10,648	9,181
Originated and Purchased Loans [Member] | Residential Mortgage [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance, Loans individually evaluated for impairment	528				697				528	697
Allowance, Loans collectively evaluated for impairment	2,172				2,939				2,172	2,939
Allowance	2,700				3,636				2,700	3,636
Loans individually evaluated for impairment	11,923				14,412				11,923	14,412
Loans collectively evaluated for impairment	494,522				484,575				494,522	484,575
Loans and Leases Receivable, Gross	506,445				498,987				506,445	498,987
Balance - ending	2,700				3,636				2,700	3,636
Originated and Purchased Loans [Member] | Commercial Mortgage [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance, Loans individually evaluated for impairment	404				430				404	430
Allowance, Loans collectively evaluated for impairment	6,760				4,356				6,760	4,356
Allowance	7,164				4,786				7,164	4,786
Loans individually evaluated for impairment	5,403				7,865				5,403	7,865
Loans collectively evaluated for impairment	873,340				540,491				873,340	540,491
Loans and Leases Receivable, Gross	878,743				548,356				878,743	548,356
Balance - ending	7,164				4,786				7,164	4,786
Originated and Purchased Loans [Member] | Construction [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance, Loans individually evaluated for impairment
Allowance, Loans collectively evaluated for impairment	29				50				29	50
Allowance	29				50				29	50
Loans individually evaluated for impairment
Loans collectively evaluated for impairment	3,619				5,717				3,619	5,717
Loans and Leases Receivable, Gross	3,619				5,717				3,619	5,717
Balance - ending	29				50				29	50
Originated and Purchased Loans [Member] | Commercial Business [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance, Loans individually evaluated for impairment
Allowance, Loans collectively evaluated for impairment	352				252				352	252
Allowance	352				252				352	252
Loans individually evaluated for impairment	1,263				1,076				1,263	1,076
Loans collectively evaluated for impairment	31,326				25,975				31,326	25,975
Loans and Leases Receivable, Gross	32,589				27,051				32,589	27,051
Balance - ending	352				252				352	252
Originated and Purchased Loans [Member] | Home Equity Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance, Loans individually evaluated for impairment	75				110				75	110
Allowance, Loans collectively evaluated for impairment	272				300				272	300
Allowance	347				410				347	410
Loans individually evaluated for impairment	1,010				1,145				1,010	1,145
Loans collectively evaluated for impairment	66,163				65,581				66,163	65,581
Loans and Leases Receivable, Gross	67,173				66,726				67,173	66,726
Balance - ending	347				410				347	410
Originated and Purchased Loans [Member] | Home Equity Lines of Credit [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance, Loans individually evaluated for impairment
Allowance, Loans collectively evaluated for impairment	35				35				35	35
Allowance	35				35				35	35
Loans individually evaluated for impairment	17								17
Loans collectively evaluated for impairment	10,529				10,461				10,529	10,461
Loans and Leases Receivable, Gross	10,546				10,461				10,546	10,461
Balance - ending	35				35				35	35
Originated and Purchased Loans [Member] | Other Consumer [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance, Loans individually evaluated for impairment
Allowance, Loans collectively evaluated for impairment	21				12				21	12
Allowance	21				12				21	12
Loans individually evaluated for impairment
Loans collectively evaluated for impairment	4,248				4,145				4,248	4,145
Loans and Leases Receivable, Gross	4,248				4,145				4,248	4,145
Balance - ending	21				12				21	12
Loans Acquired at Fair Value [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans acquired with deteriorated credit quality	98				17				98	17
Allowance, Loans individually evaluated for impairment	568				824				568	824
Allowance, Loans collectively evaluated for impairment	1,073				874				1,073	874
Allowance	1,739				1,715				1,739	1,715
Loans acquired with deteriorated credit quality	10,138				6,050				10,138	6,050
Loans individually evaluated for impairment	7,455				8,986				7,455	8,986
Loans collectively evaluated for impairment	221,912				185,239				221,912	185,239
Loans and Leases Receivable, Gross	239,505				200,275				239,505	200,275
Balance - ending	1,739				1,715				1,739	1,715
Loans Acquired at Fair Value [Member] | Residential Mortgage [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans acquired with deteriorated credit quality
Allowance, Loans individually evaluated for impairment
Allowance, Loans collectively evaluated for impairment	29				24				29	24
Allowance	29				24				29	24
Loans acquired with deteriorated credit quality	742								742
Loans individually evaluated for impairment					359					359
Loans collectively evaluated for impairment	73,425				1,301				73,425	1,301
Loans and Leases Receivable, Gross	74,167				1,660				74,167	1,660
Balance - ending	29				24				29	24
Loans Acquired at Fair Value [Member] | Commercial Mortgage [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans acquired with deteriorated credit quality
Allowance, Loans individually evaluated for impairment	165				84				165	84
Allowance, Loans collectively evaluated for impairment	408				489				408	489
Allowance	573				573				573	573
Loans acquired with deteriorated credit quality	1,071				1,230				1,071	1,230
Loans individually evaluated for impairment	1,895				2,079				1,895	2,079
Loans collectively evaluated for impairment	102,046				115,163				102,046	115,163
Loans and Leases Receivable, Gross	105,012				118,472				105,012	118,472
Balance - ending	573				573				573	573
Loans Acquired at Fair Value [Member] | Construction [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans acquired with deteriorated credit quality
Allowance, Loans individually evaluated for impairment
Allowance, Loans collectively evaluated for impairment	38				31				38	31
Allowance	38				31				38	31
Loans acquired with deteriorated credit quality					316					316
Loans individually evaluated for impairment	1,448				2,570				1,448	2,570
Loans collectively evaluated for impairment	2,214				3,248				2,214	3,248
Loans and Leases Receivable, Gross	3,662				6,134				3,662	6,134
Balance - ending	38				31				38	31
Loans Acquired at Fair Value [Member] | Commercial Business [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans acquired with deteriorated credit quality	98				17				98	17
Allowance, Loans individually evaluated for impairment	346				740				346	740
Allowance, Loans collectively evaluated for impairment	488				209				488	209
Allowance	932				966				932	966
Loans acquired with deteriorated credit quality	8,325				4,504				8,325	4,504
Loans individually evaluated for impairment	2,456				2,746				2,456	2,746
Loans collectively evaluated for impairment	23,891				36,387				23,891	36,387
Loans and Leases Receivable, Gross	34,672				43,637				34,672	43,637
Balance - ending	932				966				932	966
Loans Acquired at Fair Value [Member] | Home Equity Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans acquired with deteriorated credit quality
Allowance, Loans individually evaluated for impairment	57								57
Allowance, Loans collectively evaluated for impairment	56				80				56	80
Allowance	113				80				113	80
Loans acquired with deteriorated credit quality
Loans individually evaluated for impairment	692				606				692	606
Loans collectively evaluated for impairment	7,746				13,481				7,746	13,481
Loans and Leases Receivable, Gross	8,438				14,087				8,438	14,087
Balance - ending	113				80				113	80
Loans Acquired at Fair Value [Member] | Home Equity Lines of Credit [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans acquired with deteriorated credit quality
Allowance, Loans individually evaluated for impairment
Allowance, Loans collectively evaluated for impairment	53				41				53	41
Allowance	53				41				53	41
Loans acquired with deteriorated credit quality
Loans individually evaluated for impairment	964				626				964	626
Loans collectively evaluated for impairment	12,500				15,526				12,500	15,526
Loans and Leases Receivable, Gross	13,464				16,152				13,464	16,152
Balance - ending	53				41				53	41
Loans Acquired at Fair Value [Member] | Other Consumer [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans acquired with deteriorated credit quality
Allowance, Loans individually evaluated for impairment
Allowance, Loans collectively evaluated for impairment	1								1
Allowance	1								1
Loans acquired with deteriorated credit quality
Loans individually evaluated for impairment
Loans collectively evaluated for impairment	90				133				90	133
Loans and Leases Receivable, Gross	90				133				90	133
Balance - ending	$ 1								$ 1